Prospectus Supplement

November 29, 2022

Morgan Stanley Mortgage Securities Trust

Supplement dated November 29, 2022 to the Prospectus of Morgan Stanley Mortgage Securities Trust (the "Fund") dated February 28, 2022

Effective December 16, 2022, Neil Stone will no longer serve as a portfolio manager of the Fund. Accordingly, effective December 16, 2022, all references to Mr. Stone will be removed from the Fund's Prospectus. Gregory Finck will remain a portfolio manager of the Fund.

Also, effective December 16, 2022, Matt Buckley will begin serving as a portfolio manager of the Fund.

Accordingly, the following changes will be made to the Prospectus effective December 16, 2022:

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" will hereby be deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Fixed Income organization. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Gregory Finck	Managing Director	January 2015
Matt Buckley	Executive Director	December 2022

In addition, the second, third and fourth paragraphs in the section of the Prospectus entitled "Fund Details—Fund Management" will hereby be deleted and replaced with the following:

The Fund is managed by members of the Fixed Income organization. The team consists of portfolio managers, analysts and traders. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Gregory Finck and Matt Buckley.

Mr. Finck has been associated with the Adviser in an investment management capacity since December 2014. Prior to joining the Adviser, Mr. Finck was a managing director at Fortress Investment Group from 2008 to 2014. Prior to joining Fortress, Mr. Finck was a managing director at Goldman Sachs where he worked in the mortgage trading division from 1992 until 2008. Mr. Buckley has been associated with the Adviser or its affiliates since September 2005. Mr. Buckley has worked on securitized exposures in multi-sector portfolios as a senior investor since 2005 and began his career in the investment industry in 1998.

Please retain this supplement for future reference.

  MSTPRO 11/22

Statement of Additional Information Supplement

November 29, 2022

Morgan Stanley Mortgage Securities Trust

Supplement dated November 29, 2022 to the Statement of Additional Information of Morgan Stanley Mortgage Securities Trust (the "Fund") dated February 28, 2022

Effective December 16, 2022, Neil Stone will no longer serve as a portfolio manager of the Fund. Accordingly, effective December 16, 2022, all references to Mr. Stone will be removed from the Fund's Statement of Additional Information. Gregory Finck will remain a portfolio manager of the Fund.

Also, effective December 16, 2022, Matt Buckley will begin serving as a portfolio manager of the Fund.

Accordingly, the following changes will be made to the Statement of Additional Information effective December 16, 2022:

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Fund Management—Other Accounts Managed by Portfolio Managers as of December 31, 2021 (unless otherwise indicated)" will hereby be deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Gregory Finck	3	$1.1 billion	15	$3.4 billion	31(1)	$5.9 billion(1)
Matt Buckley*	1	$666.4 million	0	$0	0	$0

*  As of September 30, 2022.

(1)  Of these other accounts, one account with approximately $1 billion in assets had performance-based fees.

In addition, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Fund Management—Securities Ownership of Portfolio Managers" will hereby be deleted and replaced with the following:

Gregory Finck	Over $1 million
Matt Buckley*	None

*  As of September 30, 2022.

Please retain this supplement for future reference.